Board of Directors	12 Months Ended
Dec. 31, 2025
Board of Directors
Board of Directors

(G.4) Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2025:

Christian Klein

Chief Executive Officer

Corporate Development, Sustainability, Business AI, Compliance, Corporate Communications, Customer Success, Technology & Innovation

Supervisory Board, adidas AG, Herzogenaurach, Germany

Muhammad Alam

SAP Product & Engineering

Global responsibility for all SAP business software applications including product strategy, product management, design, and development

Dominik Asam

Chief Financial Officer

Global Finance & Administration including Legal, Investor Relations, Internal Audit, Data Protection & Export Control, Government Affairs

Supervisory Board, Bertelsmann Management SE and Bertelsmann SE & Co. KGaA, Guetersloh, Germany

Thomas Saueressig

Customer Services & Delivery

Global responsibility for long-term customer value in the cloud including customer services, premium engagements and customer support; cloud infrastructure, cloud operations, cloud lifecycle management, and private cloud delivery

Board of Directors, Nokia Corporation, Espoo, Finland

Sebastian Steinhaeuser (from February 1, 2025)

Chief Operating Officer

Global responsibility for the Board area Strategy & Operations, accelerating SAP’s strategy execution and simplifying operations

Gina Vargiu-Breuer

Chief People Officer, Labor Director

Global responsibility for the People & Culture organization, owning SAP’s People Agenda

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2025:

Dr. h. c. mult. Pekka Ala-Pietilä[2,6,7]

Chairperson

Chairperson of the Board of Directors of Sanoma Corporation, Helsinki, Finland

Chairperson of the Board of Directors of SITRA, Helsinki, Finland (from January 1, 2026)

Chairperson of the Supervisory Board of HERE Technologies B.V., Amsterdam, Netherlands

Lars Lamadé[1,2,7]

Deputy Chairperson

Head of Global Sponsorships, SAP SE, Walldorf, Germany

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Jakub Černý[1,4,5]

Demand Manager, SAP ČR, Prague, Czech Republic

Pascal Demat[1,5,7]

Solution Advisor HCM, SAP Belgium, Brussels, Belgium

SAP SE Works Council (Europe), Walldorf, Germany

Aicha Evans[2,4,6]

Chief Executive Officer and Member of the Board of Directors, Zoox, Inc., Foster City, CA, United States

Board of Directors, Joby Aviation LLC, Santa Cruz, CA, United States

Marielle Ehrmann[1,4,5] (from January 1, 2026)

Chief Security Compliance & Risk Officer, SAP SE, Walldorf, Germany

Andreas Hahn[1,2,4]

Product Expert, Digital Supply Chain Standards SAP SE, Walldorf, Germany

Chairperson of the SAP SE Works Council (Europe), Walldorf, Germany

Member of the SAP SE Works Council, Walldorf, Germany

Prof. Dr. Ralf Herbrich[4,5]

Managing Director and Professor for artificial intelligence and sustainability, Hasso Plattner Institute for Digital Engineering gGmbH, Potsdam, Germany

Margret Klein-Magar[1,2,3] (until December 31, 2025)

Head of SAP Alumni Relations SAP SE, Walldorf, Germany

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Jennifer Xin-Zhe Li3, 5

General Partner of Changcheng Investment Partners, Beijing, China

Board of Directors, ABB Ltd., Zurich, Switzerland

Board of Directors, Full Truck Alliance Co. Ltd., Nanjing, Jiangsu, China, and Cayman Islands

Dr. Qi Lu4

CEO, MiraclePlus Ltd., Beijing, China

Board of Directors, Pinduoduo Inc., Shanghai, China

Chairperson of the Board of Directors, Pine Field Holding Limited, Cayman Islands

Chairperson of the Board of Directors, Pine Field Holding Limited, Hong Kong, China

Chairperson of the Board of Directors, Pine Field Ltd., Beijing, China

César Martin[1,3,4]

SAP EMEA Enterprise Architect, SAP Spain, Madrid, Spain

Chairperson of the SAP Spain Works Council, Madrid, Spain

Member of the SAP SE Works Council (Europe), Walldorf, Germany

Gerhard Oswald[3,4,7]

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Advisory Board, appliedAI Initiative GmbH, Munich, Germany

Dr. Friederike Rotsch2, [3,6,7]

Attorney-at-law, Königstein im Taunus, Germany

Nicolas Sabatier[1,2,4]

Retired SAP Employee

Member of the Confédération Française de l’Encadrement – Confédération Générale des Cadres (CFE-CGC union, Paris, France)

Dr. Eberhard Schick[1,3,5]

Chairperson of the SAP SE Works Council, Walldorf, Germany

Nina Straßner[1,2,3,7]

Head of People Transformation Management BTM, SAP SE, Walldorf, Germany

Dr. Rouven Westphal[2,5,6]

Member of the Executive Board of the Hasso Plattner Foundation, Potsdam, Germany, and Managing Director of the General Partner of HPC Germany GmbH & Co. KG, Potsdam, Germany

Advisory Board, Sharks Sports & Entertainment LLC, San José, CA, United States

Dr. Gunnar Wiedenfels[3,5]

Chief Financial Officer, Warner Bros. Discovery, Inc., New York, NY, United States

Board of Directors, OWN LLC, West Hollywood, CA, United States

[1] Appointed by the SAP SE Works Council (Europe)

[2] Member of the Company’s Personnel and Governance Committee

[3] Member of the Company’s Audit and Compliance Committee

[4] Member of the Company’s Product and Technology Committee

[5] Member of the Company’s Finance and Investment Committee

[6] Member of the Company’s Nomination Committee

[7] Member of the Company’s Government Security Committee